Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventories
	December 31,
	2022	2021
	USD in thousands
Licenses and hardware	939	777
Inventory in transit and in bonded warehouses	961	1,061
	1,900	1,838